AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
February 29, 2020

	Shares	Value		Shares	Value
Common Stocks - 100.2%			Signature Bank	7,812	$977,281
Communication Services - 3.6%			Synchrony Financial	25,549	743,476
AMC Networks, Inc. , Class A *,1	21,419	$663,989	Western Alliance Bancorp.	22,665	1,043,496
The Interpublic Group of Cos., Inc.	44,765	956,180	Total Financials		9,618,388
Omnicom Group, Inc.	14,885	1,031,234	Health Care - 14.6%
Sinclair Broadcast Group, Inc. , Class A	15,370	356,738	Agilent Technologies, Inc.	12,896	993,895
Total Communication Services		3,008,141	AmerisourceBergen Corp.	11,526	971,872
Consumer Discretionary - 17.7%			Avantor, Inc.*	50,710	798,682
Aptiv PLC (Ireland)	8,194	640,033	Bruker Corp.	20,068	874,162
AutoZone, Inc.*	812	838,398	Charles River Laboratories International, Inc. *	7,261	1,129,594
Best Buy Co., Inc.	12,530	947,894	Henry Schein, Inc.*	13,550	825,737
BorgWarner, Inc.	25,958	820,273	Horizon Therapeutics PLC *	34,815	1,191,369
Choice Hotels International, Inc.	10,697	976,422	Jazz Pharmaceuticals PLC (Ireland) *	7,898	904,953
Darden Restaurants, Inc.	8,212	800,670	McKesson Corp.	6,972	975,104
H&R Block, Inc.[1]	27,903	576,755	Neurocrine Biosciences, Inc.*	4,690	444,143
Hilton Worldwide Holdings, Inc.	10,363	1,007,284	PRA Health Sciences, Inc.*	10,950	1,031,490
Kontoor Brands, Inc. [1]	32,384	1,092,636	Premier, Inc., Class A*	28,763	846,495
Lear Corp.	7,969	886,153	Veeva Systems, Inc. , Class A *	8,572	1,216,967
Lennar Corp., Class B	20,514	980,774	Total Health Care		12,204,463
Lululemon Athletica, Inc. (Canada) *	3,641	791,590	Industrials - 14.5%
NVR, Inc.*	265	971,803	Allison Transmission Holdings, Inc.	25,267	1,025,840
PulteGroup, Inc.	24,623	989,845	Carlisle Cos., Inc.	6,773	984,049
Ross Stores, Inc.	8,556	930,722	Cummins, Inc.	4,185	633,149
Under Armour, Inc. , Class C *	55,632	694,287	Fortune Brands Home & Security, Inc.	15,117	933,475
Williams-Sonoma, Inc. [1]	13,526	843,887	HEICO Corp.[1]	7,469	805,532
Total Consumer Discretionary		14,789,426	Hubbell, Inc.	7,420	988,641
Consumer Staples - 6.9%			Huntington Ingalls Industries, Inc.	2,643	543,216
Campbell Soup Co.[1]	22,143	999,092	IHS Markit, Ltd. (United Kingdom)	13,009	926,761
Church & Dwight Co., Inc.	17,477	1,215,001	Landstar System, Inc.	8,063	814,121
Herbalife Nutrition, Ltd. *	21,668	701,177	Masco Corp.	26,457	1,093,203
The Hershey Co.	7,449	1,072,582	Robert Half International, Inc.	17,301	872,143
Keurig Dr Pepper, Inc. [1]	34,638	965,707	Rockwell Automation, Inc.	4,848	889,608
Sysco Corp.	12,874	858,052	United Airlines Holdings, Inc. *	11,321	697,260
Total Consumer Staples		5,811,611	WW Grainger, Inc.	3,401	943,914
Financials - 11.5%			Total Industrials		12,150,912
Ameriprise Financial, Inc.	8,516	1,203,311	Information Technology - 27.6%
Arch Capital Group, Ltd. (Bermuda) *	24,279	981,600	Booz Allen Hamilton Holding Corp.	15,939	1,136,451
Discover Financial Services	12,634	828,538	Broadridge Financial Solutions, Inc.	12,262	1,279,662
Evercore, Inc. , Class A	10,530	701,509	Cadence Design Systems, Inc. *	20,551	1,359,243
LPL Financial Holdings, Inc.	10,480	832,950	CDW Corp.	7,132	814,617
OneMain Holdings, Inc.[1]	22,208	816,144	Citrix Systems, Inc.	13,642	1,410,446
Primerica, Inc.	7,210	802,761	Entegris, Inc.	22,360	1,192,235
SEI Investments Co.	12,563	687,322	F5 Networks, Inc.*	6,970	836,051

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (continued)

				Principal
	Shares	Value		Amount	Value
Information Technology - 27.6%			Short-Term Investments - 0.9%
(continued)			Joint Repurchase Agreements - 0.8%[2]
Fortinet, Inc.*	14,289	$1,458,335
			Citibank N. A. , dated 02/28/20, due 03/02/20,
Jabil, Inc.	23,490	752,855	1.610% total to be received $690,198
Keysight Technologies, Inc. *	9,555	905,432	(collateralized by various U.S. Government
			Agency Obligations, 2.264% - 4.500%,
KLA Corp.	8,190	1,258,885	07/01/24 - 08/01/48, totaling $703,907)	$690,105	$690,105
Lam Research Corp.	3,290	965,385
				Shares
Motorola Solutions, Inc.	6,617	1,096,305
			Other Investment Companies - 0.1%
NetApp, Inc.	16,058	750,230
			Dreyfus Government Cash Management Fund,
Paychex, Inc.	14,476	1,121,600	Institutional Shares, 1.49% [3]	24,877	24,877
Skyworks Solutions, Inc.	9,655	967,238	Dreyfus Institutional Preferred Government
Teradyne, Inc.	21,222	1,247,005	Money Market Fund, Institutional Shares,
			1.53% [3]	24,877	24,877
Ubiquiti, Inc. [1]	6,434	872,836
			JPMorgan U.S. Government Money Market Fund,
Universal Display Corp.	5,460	866,993	IM Shares, 1.52%[3]	25,631	25,631
VeriSign, Inc.*	7,483	1,419,899
			Total Other Investment Companies		75,385
The Western Union Co.	17,848	399,617	Total Short-Term Investments
Zebra Technologies Corp., Class A *	4,775	1,007,382	(Cost $765,490)		765,490
Total Information Technology		23,118,702	Total Investments - 101.1%
Materials - 1.0%			(Cost $80,698,376)		84,661,905
Eagle Materials, Inc.	10,399	820,793	Other Assets, less Liabilities - (1.1)%		(905,051)
Real Estate - 1.6%			Net Assets - 100.0%		$83,756,854
CBRE Group, Inc., Class A*	23,955	1,344,834
Utilities - 1.2%
NRG Energy, Inc.	30,989	1,029,145
Total Common Stocks
(Cost $79,932,886)		83,896,415

* Non-income producing security.	[3] Yield shown represents the February 29, 2020, seven day average yield, which refers
[1] Some of these securities, amounting to $6,042,443 or 7.2% of net assets, were out on	to the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury	percentage.
Obligations. See below for more information.
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of February 29, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$83,896,415	—	—	$83,896,415
Short-Term Investments
Joint Repurchase Agreements	—	$690,105	—	690,105
Other Investment Companies	75,385	—	—	75,385
Total Investments in Securities	$83,971,800	$690,105	—	$84,661,905

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at February 29, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$6,042,443	$690,105	$5,457,020	$6,147,125

The following table summarizes the securities received as collateral for securities lending at February 29, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.000%	03/12/20-05/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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